SCHEDULE OF OUTSTANDING STOCK WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021	May 31, 2020
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning balance	820,064	803,001	803,001
Average exercise price stock warrants, Outstanding, Beginning balance	$ 81.71	$ 83.01	$ 83.01
Number of Warrants, Granted		17,063
Average exercise price stock warrants, Granted		$ 20.66
Number of Warrants, Outstanding, Ending balance		820,064	803,001
Average exercise price stock warrants, Outstanding, Ending balance		$ 81.71	$ 83.01
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning balance	820,064	803,001
Average exercise price stock warrants, Outstanding, Beginning balance	$ 10.38	$ 83.01
Number of Warrants, Granted	1,257,312	17,063
Average exercise price stock warrants, Granted	$ 11.26	$ 20.66
Number of Warrants, Outstanding, Ending balance	2,177,376	820,064	803,001
Average exercise price stock warrants, Outstanding, Ending balance	$ 38.08	$ 10.38	$ 83.01
Number of Warrants, Sale of warrants	100,000
Average exercise price stock warrants, Sale of warrants	$ 20.00